BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2014
Business Acquisition, Pro Forma Information
The following pro forma financial information presents the combined results of operations as if the acquisition had been effective January 1, 2013. These results include the impact of amortizing certain purchase accounting adjustments such as tangible assets, compensation expenses and the impact of the acquisition on income tax expense. There were no material nonrecurring pro forma adjustments directly attributable to the acquisition included within the following pro forma financial information. The pro forma financial information does not necessarily reflect the results of operations that would have occurred had the combination constituted a single entity during such periods. Growth opportunities are expected to be achieved in various amounts at various times during the years subsequent to the acquisition and not ratably over, or at the beginning or end of such periods. No adjustments have been reflected in the following pro forma financial information for anticipated growth opportunities.

	Year Ended December 31,
(In thousands)	2014	2013
	(Unaudited)

Interest income	$37,572	$33,720
Net income	7,177	5,765

First National Bank of Baldwin County
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The amounts of the acquired identifiable assets and liabilities as of the acquisition date were as follows (dollars in thousands):

Purchase price:
Cash	$3,300
Total purchase price	3,300
Identifiable assets:
Cash and due from banks	46,450
Investments	2,508
Loans and leases	124,165
Other Real Estate	87
Core deposit intangible	680
Personal and real property	10,655
Deferred tax asset	2,969
Other assets	1,034
Total assets	188,548
Liabilities and equity:
Deposits	185,771
Other liabilities	736
Total liabilities	186,507
Net assets acquired	$2,041
Goodwill resulting from acquisition	$1,259

Business Combination, Separately Recognized Transactions
The outstanding principal balance and the carrying amount of these loans included in the consolidated balance sheet at December 31, 2014, are as follows (dollars in thousands):

Outstanding principal balance	$87,453
Carrying amount	87,245

BCB Holding Company, Inc
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The amounts of the acquired identifiable assets and liabilities as of the acquisition date were as follows
(dollars in thousands):

Purchase price:
Cash and fair value of common stock	$6,300
Total purchase price	6,300
Identifiable assets:
Cash and due from banks	8,307
Investments	23,423
Loans and leases	38,393
Other Real Estate	571
Core deposit intangible	225
Personal and real property	3,670
Deferred tax asset	2,502
Other assets	305
Total assets	77,396
Liabilities and equity:
Deposits	59,321
Borrowed funds	13,104
Other liabilities	326
Total liabilities	72,751
Net assets acquired	4,645
Goodwill resulting from acquisition	$1,655

Business Combination, Separately Recognized Transactions
The outstanding principal balance and the carrying amount of these loans included in the consolidated balance sheet at December 31, 2014, are as follows (dollars in thousands):

Outstanding principal balance	$36,671
Carrying amount	35,149